JPMorgan Diversified Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 48.8%
Aerospace & Defense — 1.3%
General Dynamics Corp.	1	172
Hanwha Aerospace Co. Ltd. (South Korea)	1	536
Howmet Aerospace, Inc.	6	1,173
Karman Holdings, Inc. *	1	72
Loar Holdings, Inc. *	1	108
MTU Aero Engines AG (Germany)	—	172
Northrop Grumman Corp.	1	701
Rolls-Royce Holdings plc (United Kingdom)	17	274
RTX Corp.	1	213
Safran SA (France)	9	3,004
Thales SA (France)	—	141
Woodward, Inc.	—	66
		6,632
Air Freight & Logistics — 0.0% ^
FedEx Corp.	1	175
Automobile Components — 0.3%
Cie Generale des Etablissements Michelin SCA (France)	36	1,304
Gentex Corp.	9	253
Modine Manufacturing Co. *	1	137
		1,694
Automobiles — 0.6%
Kia Corp. (South Korea)	6	404
Tesla, Inc. *	5	2,482
		2,886
Banks — 4.0%
Al Rajhi Bank (Saudi Arabia)	23	650
Banca Monte dei Paschi di Siena SpA (Italy)	11	98
Banco Santander SA (Spain)	42	436
Bank Central Asia Tbk. PT (Indonesia)	978	448
Bank of America Corp.	43	2,197
BankUnited, Inc.	4	160
Barclays plc (United Kingdom)	74	383
Columbia Banking System, Inc.	3	79
Commerce Bancshares, Inc.	3	158
Cullen/Frost Bankers, Inc.	1	160
DBS Group Holdings Ltd. (Singapore)	38	1,494
Fifth Third Bancorp	2	82
First Citizens BancShares, Inc., Class A	—	261
First Financial Bancorp	6	150
First Hawaiian, Inc.	6	139
First Horizon Corp.	4	81
First Interstate BancSystem, Inc., Class A	4	140
HDFC Bank Ltd., ADR (India)	26	901
KBC Group NV (Belgium)	6	773
M&T Bank Corp.	2	355

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan)	142	2,287
National Bank of Greece SA (Greece)	28	410
NatWest Group plc (United Kingdom)	105	739
Regions Financial Corp.	8	219
Royal Bank of Canada (Canada)	6	913
Sberbank of Russia PJSC (Russia) ‡ *	18	— (a)
ServisFirst Bancshares, Inc.	2	125
Societe Generale SA (France)	4	264
UniCredit SpA (Italy)	14	1,098
US Bancorp	17	840
Wells Fargo & Co.	38	3,224
Wintrust Financial Corp.	1	195
WSFS Financial Corp.	3	141
		19,600
Beverages — 0.7%
Carlsberg A/S, Class B (Denmark)	2	223
Coca-Cola Co. (The)	23	1,563
Coca-Cola HBC AG (Italy)	5	225
Constellation Brands, Inc., Class A	1	80
Heineken NV (Netherlands)	9	709
Keurig Dr Pepper, Inc.	4	96
Pernod Ricard SA (France)	4	397
Primo Brands Corp.	8	174
		3,467
Biotechnology — 0.9%
AbbVie, Inc.	10	2,324
Alnylam Pharmaceuticals, Inc. *	1	304
Argenx SE (Netherlands) *	—	128
Genmab A/S (Denmark) *	—	131
Gilead Sciences, Inc.	2	170
Insmed, Inc. *	2	298
Natera, Inc. *	1	223
Neurocrine Biosciences, Inc. *	1	193
Regeneron Pharmaceuticals, Inc.	1	322
Vertex Pharmaceuticals, Inc. *	1	331
		4,424
Broadline Retail — 2.0%
Alibaba Group Holding Ltd. (China)	56	1,239
Amazon.com, Inc. *	35	7,675
MercadoLibre, Inc. (Brazil) *	—	439
Moran Foods Backstop Equity ‡ *	359	—
Next plc (United Kingdom)	1	191
Prosus NV (China)	4	306
		9,850

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 0.7%
AAON, Inc.	2	149
Carlisle Cos., Inc.	1	139
Carrier Global Corp.	5	314
Fortune Brands Innovations, Inc.	3	177
Hayward Holdings, Inc. *	22	333
Janus International Group, Inc. *	14	139
Simpson Manufacturing Co., Inc.	1	174
Trane Technologies plc	4	1,851
		3,276
Capital Markets — 2.6%
3i Group plc (United Kingdom)	17	912
Ameriprise Financial, Inc.	1	499
Blackstone, Inc.	6	1,031
Brookfield Corp. (Canada)	5	368
Charles Schwab Corp. (The)	9	835
CME Group, Inc.	3	715
Deutsche Boerse AG (Germany)	3	759
DWS Group GmbH & Co. KGaA (Germany) (b)	3	190
Euronext NV (Netherlands) (b)	1	116
Evercore, Inc., Class A	1	195
Goldman Sachs Group, Inc. (The)	—	348
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	22	1,272
Interactive Brokers Group, Inc., Class A	3	218
Intercontinental Exchange, Inc.	—	92
Japan Exchange Group, Inc. (Japan)	71	791
MarketAxess Holdings, Inc.	1	165
Miami International Holdings, Inc. *	2	84
Moelis & Co., Class A	1	74
Moody's Corp.	—	168
Morgan Stanley	11	1,711
Morningstar, Inc.	1	174
Northern Trust Corp.	1	106
Raymond James Financial, Inc.	—	71
Robinhood Markets, Inc., Class A *	2	339
St. James's Place plc (United Kingdom)	9	149
State Street Corp.	2	268
StepStone Group, Inc., Class A	3	202
Tradeweb Markets, Inc., Class A	1	97
UBS Group AG (Registered) (Switzerland)	15	608
		12,557
Chemicals — 0.7%
Air Liquide SA (France)	7	1,343
Arkema SA (France)	1	88
Axalta Coating Systems Ltd. *	9	255
Balchem Corp.	1	152
Element Solutions, Inc.	8	203

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — continued
Linde plc	2	883
Perimeter Solutions, Inc. *	5	111
Quaker Chemical Corp.	1	154
Shin-Etsu Chemical Co. Ltd. (Japan)	11	367
Umicore SA (Belgium)	4	69
		3,625
Commercial Services & Supplies — 0.2%
Bilfinger SE (Germany)	2	164
Casella Waste Systems, Inc., Class A *	2	205
Copart, Inc. *	3	143
Mitie Group plc (United Kingdom)	57	108
MSA Safety, Inc.	2	288
SPIE SA (France)	3	186
		1,094
Communications Equipment — 0.1%
Ciena Corp. *	1	133
Cisco Systems, Inc.	1	97
Digi International, Inc. *	1	33
		263
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	—	130
Quanta Services, Inc.	1	328
WillScot Holdings Corp.	16	347
WSP Global, Inc. (Canada)	3	495
		1,300
Construction Materials — 0.2%
Eagle Materials, Inc.	1	312
Martin Marietta Materials, Inc.	—	146
Vulcan Materials Co.	3	756
		1,214
Consumer Finance — 0.5%
American Express Co.	6	2,098
Capital One Financial Corp.	2	357
		2,455
Consumer Staples Distribution & Retail — 0.3%
BJ's Wholesale Club Holdings, Inc. *	2	170
Casey's General Stores, Inc.	—	142
Performance Food Group Co. *	3	259
Walmart, Inc.	8	850
		1,421
Containers & Packaging — 0.1%
AptarGroup, Inc.	1	127
Graphic Packaging Holding Co.	7	135
International Paper Co.	2	74

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	—	106
Silgan Holdings, Inc.	3	128
Smurfit WestRock plc	3	133
		703
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	2	216
Driven Brands Holdings, Inc. *	8	129
		345
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	22	630
Deutsche Telekom AG (Registered) (Germany)	23	768
Telstra Group Ltd. (Australia)	200	639
Verizon Communications, Inc.	4	154
		2,191
Electric Utilities — 1.0%
Entergy Corp.	3	293
NextEra Energy, Inc.	19	1,462
PG&E Corp.	8	117
Portland General Electric Co.	3	148
Southern Co. (The)	26	2,405
SSE plc (United Kingdom)	6	149
Xcel Energy, Inc.	2	123
		4,697
Electrical Equipment — 0.7%
AMETEK, Inc.	1	195
Eaton Corp. plc	4	1,446
Emerson Electric Co.	7	957
Legrand SA (France)	5	813
Siemens Energy AG (Germany) *	2	189
		3,600
Electronic Equipment, Instruments & Components — 0.4%
Badger Meter, Inc.	1	144
CDW Corp.	—	56
Fabrinet (Thailand) *	—	131
Jabil, Inc.	—	87
Keyence Corp. (Japan)	2	894
Novanta, Inc. *	2	169
TD SYNNEX Corp.	2	273
VusionGroup (France)	1	150
		1,904
Energy Equipment & Services — 0.6%
Aker Solutions ASA (Norway)	7	21
Baker Hughes Co., Class A	50	2,443
Cactus, Inc., Class A	4	144

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — continued
Flowco Holdings, Inc., Class A	7	94
SBM Offshore NV (Netherlands)	6	159
TechnipFMC plc (United Kingdom)	4	169
		3,030
Entertainment — 0.9%
Netflix, Inc. *	1	634
Spotify Technology SA *	—	239
Take-Two Interactive Software, Inc. *	1	285
Walt Disney Co. (The)	28	3,199
		4,357
Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B *	1	562
Corpay, Inc. *	1	122
Fidelity National Information Services, Inc.	6	422
Mastercard, Inc., Class A	6	3,488
MGIC Investment Corp.	6	166
		4,760
Food Products — 0.4%
Cranswick plc (United Kingdom)	2	119
Freshpet, Inc. *	2	92
Mondelez International, Inc., Class A	8	483
Nestle SA (Registered)	9	882
Post Holdings, Inc. *	1	147
Utz Brands, Inc.	13	158
		1,881
Ground Transportation — 0.2%
JB Hunt Transport Services, Inc.	1	106
Knight-Swift Transportation Holdings, Inc.	2	79
Landstar System, Inc.	1	144
Saia, Inc. *	—	116
Uber Technologies, Inc. *	3	282
Union Pacific Corp.	1	181
		908
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	1	138
Align Technology, Inc. *	1	82
Edwards Lifesciences Corp. *	6	459
Envista Holdings Corp. *	10	200
Hoya Corp. (Japan)	5	664
ICU Medical, Inc. *	1	158
Intuitive Surgical, Inc. *	—	236
Medtronic plc	13	1,235
Stryker Corp.	1	528
		3,700

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 0.6%
Cencora, Inc.	1	242
Chemed Corp.	—	199
Cigna Group (The)	1	224
Concentra Group Holdings Parent, Inc.	7	146
CVS Health Corp.	2	124
Encompass Health Corp.	2	247
HCA Healthcare, Inc.	—	114
HealthEquity, Inc. *	2	153
Henry Schein, Inc. *	3	224
Humana, Inc.	1	146
Labcorp Holdings, Inc.	1	207
McKesson Corp.	—	199
NMC Health plc (United Arab Emirates) ‡ *	—	— (a)
UnitedHealth Group, Inc.	3	927
		3,152
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	3	31
Host Hotels & Resorts, Inc.	7	119
Ryman Hospitality Properties, Inc.	2	177
		327
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	—	507
Chipotle Mexican Grill, Inc., Class A *	13	519
Compass Group plc (United Kingdom)	17	577
Darden Restaurants, Inc.	—	65
DoorDash, Inc., Class A *	1	365
Expedia Group, Inc.	2	426
Flutter Entertainment plc (United Kingdom) *	1	149
Hilton Worldwide Holdings, Inc.	—	93
Marriott International, Inc., Class A	3	851
McDonald's Corp.	7	2,174
Monarch Casino & Resort, Inc.	1	138
Planet Fitness, Inc., Class A *	2	186
Shake Shack, Inc., Class A *	1	88
Vail Resorts, Inc.	1	87
Wyndham Hotels & Resorts, Inc.	2	165
Yum China Holdings, Inc. (China)	25	1,048
Yum! Brands, Inc.	4	512
		7,950
Household Durables — 0.6%
Garmin Ltd.	1	149
Mohawk Industries, Inc. *	1	116
Sony Group Corp. (Japan)	86	2,481
		2,746

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 0.0% ^
Procter & Gamble Co. (The)	1	148
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	1	234
Industrial Conglomerates — 0.6%
3M Co.	4	700
Siemens AG (Registered) (Germany)	8	2,144
		2,844
Industrial REITs — 0.1%
EastGroup Properties, Inc.	1	233
Prologis, Inc.	2	243
		476
Insurance — 1.4%
Accelerant Holdings, Class A (Cayman Islands) *	3	49
Allianz SE (Registered) (Germany)	1	348
Arch Capital Group Ltd.	1	96
Arthur J Gallagher & Co.	5	1,481
ASR Nederland NV (Netherlands)	3	202
Baldwin Insurance Group, Inc. (The), Class A *	4	100
Chubb Ltd.	—	125
Intact Financial Corp. (Canada)	2	401
Kinsale Capital Group, Inc.	1	221
Loews Corp.	2	235
Marsh & McLennan Cos., Inc.	—	70
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	3	1,629
Neptune Insurance Holdings, Inc., Class A *	1	24
Oscar Health, Inc., Class A *	3	50
Progressive Corp. (The)	2	526
Prudential plc (Hong Kong)	15	212
RLI Corp.	2	152
Sony Financial Group, Inc. (Japan) *	86	96
Travelers Cos., Inc. (The)	2	593
Unipol Assicurazioni SpA (Italy)	8	162
WR Berkley Corp.	1	83
		6,855
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A	7	1,623
Alphabet, Inc., Class C	5	1,113
Angi, Inc. *	1	17
IAC, Inc. *	2	71
Meta Platforms, Inc., Class A	9	6,709
Reddit, Inc., Class A *	1	167
Tencent Holdings Ltd. (China)	38	3,272
		12,972

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A	2	123
GoDaddy, Inc., Class A *	1	47
Indra Sistemas SA (Spain)	2	104
Shopify, Inc., Class A (Canada) *	1	172
Snowflake, Inc., Class A *	1	269
Twilio, Inc., Class A *	1	91
		806
Leisure Products — 0.1%
Acushnet Holdings Corp.	2	140
Asmodee Group AB, Class B (Sweden) *	8	97
Brunswick Corp.	2	126
Games Workshop Group plc (United Kingdom)	—	91
		454
Life Sciences Tools & Services — 0.3%
Danaher Corp.	3	620
IQVIA Holdings, Inc. *	1	73
Lonza Group AG (Registered) (Switzerland)	1	651
Medpace Holdings, Inc. *	—	76
Mettler-Toledo International, Inc. *	—	82
Thermo Fisher Scientific, Inc.	—	174
		1,676
Machinery — 1.3%
Atlas Copco AB, Class A (Sweden)	78	1,317
Deere & Co.	1	494
Dover Corp.	1	179
Fluidra SA (Spain)	4	112
GEA Group AG (Germany)	2	170
Hillman Solutions Corp. *	14	132
IHI Corp. (Japan)	30	561
ITT, Inc.	2	269
KION Group AG (Germany)	1	70
Konecranes OYJ (Finland)	2	184
Lincoln Electric Holdings, Inc.	1	122
Middleby Corp. (The) *	1	125
RBC Bearings, Inc. *	—	183
Toro Co. (The)	1	76
Volvo AB, Class B (Sweden)	82	2,343
		6,337
Media — 0.0% ^
Nexstar Media Group, Inc.	—	59
Omnicom Group, Inc.	2	115
		174
Metals & Mining — 0.0% ^
GMK Norilskiy Nickel PAO (Russia) ‡ *	25	— (a)
GMK Norilskiy Nickel PAO, ADR (Russia) ‡ *	—	— (a)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — continued
Magnitogorsk Iron & Steel Works PJSC (Russia) ‡	19	—
Rio Tinto plc (Australia)	3	224
Severstal PAO, GDR (Russia) ‡ * (b)	2	— (a)
		224
Multi-Utilities — 0.4%
Dominion Energy, Inc.	12	711
E.ON SE (Germany)	12	220
Engie SA (France)	48	1,042
Public Service Enterprise Group, Inc.	1	64
		2,037
Oil, Gas & Consumable Fuels — 1.3%
Cheniere Energy, Inc.	1	139
Chevron Corp.	2	244
ConocoPhillips	3	293
DT Midstream, Inc.	1	160
EOG Resources, Inc.	3	354
Exxon Mobil Corp.	19	2,126
Galp Energia SGPS SA (Portugal)	8	143
Gazprom PJSC (Russia) ‡ *	28	— (a)
Gaztransport Et Technigaz SA (France)	1	126
Kinder Morgan, Inc.	5	133
Neste OYJ (Finland)	8	154
Novatek PJSC (Russia) ‡	1	— (a)
Rosneft Oil Co. PJSC (Russia) ‡ *	5	— (a)
Shell plc	50	1,795
SM Energy Co.	6	153
Williams Cos., Inc. (The)	6	383
		6,203
Passenger Airlines — 0.0% ^
International Consolidated Airlines Group SA (United Kingdom)	9	49
Southwest Airlines Co.	3	86
		135
Personal Care Products — 0.1%
Kao Corp. (Japan)	12	536
Pharmaceuticals — 1.8%
AstraZeneca plc (United Kingdom)	6	842
Bayer AG (Registered) (Germany)	3	95
Bristol-Myers Squibb Co.	15	680
Eli Lilly & Co.	1	871
Galderma Group AG (Switzerland)	1	170
GSK plc	12	256
H Lundbeck A/S (Denmark)	10	70
Johnson & Johnson	16	2,931
Merck & Co., Inc.	1	122
Novartis AG (Registered)	10	1,278

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Novo Nordisk A/S, ADR (Denmark)	2	100
Novo Nordisk A/S, Class B (Denmark)	14	790
Orion OYJ, Class B (Finland)	1	103
Roche Holding AG	1	315
		8,623
Professional Services — 0.4%
First Advantage Corp. *	9	129
Paylocity Holding Corp. *	1	175
RELX plc (United Kingdom)	11	524
RELX plc (United Kingdom)	15	728
TransUnion	1	104
Verra Mobility Corp. *	7	164
		1,824
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	1	182
Colliers International Group, Inc. (Canada)	1	125
Cushman & Wakefield plc *	10	167
Mitsui Fudosan Co. Ltd. (Japan)	57	618
		1,092
Residential REITs — 0.1%
American Homes 4 Rent, Class A	5	151
Mid-America Apartment Communities, Inc.	1	149
		300
Retail REITs — 0.0% ^
Regency Centers Corp.	2	169
Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems, Inc. (Japan) *	4	102
Analog Devices, Inc.	2	462
ASML Holding NV (Netherlands)	3	3,248
ASML Holding NV (Registered), NYRS (Netherlands)	—	330
Broadcom, Inc.	7	2,338
Infineon Technologies AG (Germany)	19	722
MACOM Technology Solutions Holdings, Inc. *	2	207
NVIDIA Corp.	73	13,671
NXP Semiconductors NV (Netherlands)	6	1,376
ON Semiconductor Corp. *	2	108
Power Integrations, Inc.	3	132
SK Hynix, Inc. (South Korea)	3	764
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	47	2,041
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	6	1,576
Teradyne, Inc.	1	146
Texas Instruments, Inc.	1	228
		27,451

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 3.6%
AppLovin Corp., Class A *	—	199
Atlassian Corp., Class A *	1	104
CCC Intelligent Solutions Holdings, Inc. *	12	112
Clearwater Analytics Holdings, Inc., Class A *	8	143
Crowdstrike Holdings, Inc., Class A *	1	199
Figma, Inc., Class A *	1	30
HubSpot, Inc. *	—	163
Intuit, Inc.	1	927
Microsoft Corp.	24	12,470
nCino, Inc. *	3	66
Oracle Corp.	4	1,217
Palo Alto Networks, Inc. *	1	279
Qualys, Inc. *	1	109
Salesforce, Inc.	2	476
SAP SE (Germany)	1	173
ServiceNow, Inc. *	1	675
SPS Commerce, Inc. *	1	97
Synopsys, Inc. *	—	114
Temenos AG (Registered) (Switzerland)	1	99
		17,652
Specialized REITs — 0.3%
American Tower Corp.	5	870
CubeSmart	4	157
Equinix, Inc.	—	128
Lamar Advertising Co., Class A	1	97
Public Storage	—	131
Rayonier, Inc.	3	88
SBA Communications Corp.	1	92
Weyerhaeuser Co.	4	105
		1,668
Specialty Retail — 1.1%
AutoZone, Inc. *	—	386
Bath & Body Works, Inc.	2	49
Best Buy Co., Inc.	1	95
Burlington Stores, Inc. *	2	453
Carvana Co. *	—	167
Five Below, Inc. *	1	80
Home Depot, Inc. (The)	1	214
Lowe's Cos., Inc.	12	2,907
Murphy USA, Inc.	—	119
Ross Stores, Inc.	2	371
TJX Cos., Inc. (The)	2	307
Ulta Beauty, Inc. *	—	208
Warby Parker, Inc., Class A *	1	32
		5,388

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	32	8,067
Hewlett Packard Enterprise Co.	9	229
Logitech International SA (Registered) (Switzerland)	1	172
Western Digital Corp.	2	200
		8,668
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group plc (United Kingdom) *	6	90
Columbia Sportswear Co.	1	67
Kontoor Brands, Inc.	1	90
LVMH Moet Hennessy Louis Vuitton SE (France)	2	1,349
		1,596
Tobacco — 0.1%
Philip Morris International, Inc.	2	290
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	1	166
Core & Main, Inc., Class A *	4	208
ITOCHU Corp. (Japan)	9	546
United Rentals, Inc.	—	142
		1,062
Total Common Stocks (Cost $151,140)		240,078
Investment Companies — 15.8%
Fixed Income — 13.8%
JPMorgan Core Bond Fund Class R6 Shares (c)	2,681	27,989
JPMorgan High Yield Fund Class R6 Shares (c)	2,178	14,351
JPMorgan Income Fund Class R6 Shares (c)	2,968	25,555
Total Fixed Income		67,895
U.S. Equity — 2.0%
JPMorgan Large Cap Value Fund Class R6 Shares (c)	445	9,678
Total Investment Companies (Cost $74,000)		77,573
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 10.8%
U.S. Treasury Bonds
1.13%, 8/15/2040	2,800	1,766
2.75%, 11/15/2042	3,050	2,362
3.13%, 2/15/2043	2,070	1,690
3.63%, 8/15/2043	1,300	1,134
3.75%, 11/15/2043	400	354
1.25%, 5/15/2050	1,550	760
2.38%, 5/15/2051	2,500	1,608
4.25%, 2/15/2054	1,800	1,661

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
4.25%, 1/31/2026 (d)	8,071	8,077
3.13%, 8/31/2027	6,500	6,440
4.13%, 10/31/2027	1,000	1,010
2.88%, 5/15/2028	500	491
1.50%, 11/30/2028	2,000	1,873
2.38%, 3/31/2029	2,000	1,916
4.63%, 4/30/2029	1,700	1,754
3.88%, 9/30/2029	4,800	4,833
3.88%, 11/30/2029	1,000	1,006
3.75%, 5/31/2030	5,000	5,004
4.13%, 5/31/2032	645	653
2.75%, 8/15/2032	400	372
4.13%, 11/15/2032	1,000	1,012
4.50%, 11/15/2033	500	517
4.00%, 2/15/2034	5,275	5,261
4.25%, 11/15/2034	400	405
U.S. Treasury STRIPS Bonds
4.54%, 11/15/2030 (e)	155	127
4.55%, 2/15/2031 (e)	160	130
4.56%, 5/15/2031 (e)	160	128
4.58%, 8/15/2031 (e)	165	131
4.58%, 11/15/2031 (e)	165	130
4.13%, 11/15/2033 (e)	650	465
Total U.S. Treasury Obligations (Cost $53,604)		53,070
Corporate Bonds — 7.1%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.15%, 5/1/2030	210	216
6.39%, 5/1/2031	48	52
6.53%, 5/1/2034	14	15
RTX Corp. 4.13%, 11/16/2028	120	120
		403
Automobiles — 0.0% ^
Hyundai Capital America 5.30%, 6/24/2029 (f)	200	205
Banks — 1.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (f) (g)	200	189
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (f) (h)	200	200
Banco Santander SA (Spain) 2.75%, 12/3/2030	400	363
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (g)	510	500
(SOFR + 1.65%), 5.47%, 1/23/2035 (g)	480	501
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (g)	150	122
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (f) (g)	200	207
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (g)	300	270

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(SOFR + 1.62%), 5.79%, 1/13/2033 (f) (g)	200	210
(SOFR + 1.56%), 3.13%, 1/20/2033 (f) (g)	300	273
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (f) (g)	250	220
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (g)	830	829
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (f) (g)	250	243
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (f) (g)	200	193
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (g)	330	334
HSBC Holdings plc (United Kingdom) (SOFR + 1.29%), 5.29%, 11/19/2030 (g)	310	320
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (g)	100	103
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (f) (g)	200	199
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (g)	100	109
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	200	199
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (g)	30	31
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (g)	200	196
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (g)	126	129
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (f) (g)	200	211
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (f) (g)	300	327
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	300	287
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (g)	63	64
(SOFR + 2.45%), 7.16%, 10/30/2029 (g)	40	43
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (f) (g)	217	200
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (g)	132	136
(SOFR + 1.86%), 5.68%, 1/23/2035 (g)	32	34
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (g)	120	119
(SOFR + 1.74%), 5.57%, 7/25/2029 (g)	35	36
(SOFR + 2.10%), 4.90%, 7/25/2033 (g)	250	254
(SOFR + 2.02%), 5.39%, 4/24/2034 (g)	22	23
(SOFR + 1.78%), 5.50%, 1/23/2035 (g)	167	174
(SOFR + 1.74%), 5.60%, 4/23/2036 (g)	197	207
		8,055
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	230	215
Molson Coors Beverage Co. 4.20%, 7/15/2046	98	80
		295
Biotechnology — 0.0% ^
Amgen, Inc. 4.88%, 3/1/2053	231	206
Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	230	234

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (g)	200	196
(SOFR + 1.72%), 3.04%, 5/28/2032 (g)	150	137
Goldman Sachs Group, Inc. (The)
(SOFR + 1.14%), 4.69%, 10/23/2030 (g)	150	152
(SOFR + 1.42%), 5.02%, 10/23/2035 (g)	500	503
(SOFR + 1.51%), 3.21%, 4/22/2042 (g)	140	108
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (f) (g)	240	217
Morgan Stanley
(SOFR + 1.10%), 4.65%, 10/18/2030 (g)	150	152
(SOFR + 1.42%), 5.59%, 1/18/2036 (g)	250	262
(SOFR + 1.49%), 3.22%, 4/22/2042 (g)	200	156
Nasdaq, Inc.
5.55%, 2/15/2034	27	28
5.95%, 8/15/2053	140	146
		2,291
Chemicals — 0.0% ^
EIDP, Inc. 4.50%, 5/15/2026	64	64
RPM International, Inc. 2.95%, 1/15/2032	14	13
		77
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	50	47
2.35%, 1/15/2032	53	46
		93
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland) 2.45%, 10/29/2026	450	442
American Express Co.
(SOFR + 0.93%), 5.04%, 7/26/2028 (g)	32	33
(SOFR + 1.42%), 5.28%, 7/26/2035 (g)	100	103
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (f)	750	741
4.25%, 4/15/2026 (f)	400	399
Capital One Financial Corp. 3.80%, 1/31/2028	230	228
Macquarie Airfinance Holdings Ltd. (United Kingdom) 6.50%, 3/26/2031 (f)	100	107
		2,053
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.50%, 9/15/2054	20	19
5.65%, 9/15/2064	100	98
		117

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — 0.1%
Sonoco Products Co. 5.00%, 9/1/2034	297	294
WRKCo, Inc. 3.90%, 6/1/2028	170	168
		462
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.85%, 1/15/2032	100	89
WP Carey, Inc. 2.25%, 4/1/2033	360	300
		389
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
1.65%, 2/1/2028	230	218
3.65%, 9/15/2059	280	191
Verizon Communications, Inc.
5.40%, 7/2/2037 (f)	285	289
5.50%, 2/23/2054	28	28
		726
Electric Utilities — 0.9%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	210	191
Commonwealth Edison Co. 5.95%, 6/1/2055	59	63
Duke Energy Corp. 3.75%, 9/1/2046	360	276
Duke Energy Indiana LLC 5.40%, 4/1/2053	10	10
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (f)	336	298
Entergy Louisiana LLC 2.35%, 6/15/2032	360	316
Eversource Energy 2.90%, 3/1/2027	170	167
Fells Point Funding Trust 3.05%, 1/31/2027 (f)	290	285
Interstate Power and Light Co. 4.95%, 9/30/2034	28	28
ITC Holdings Corp. 4.95%, 9/22/2027 (f)	42	43
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (f)	244	218
NextEra Energy Capital Holdings, Inc.
4.69%, 9/1/2027	65	66
5.55%, 3/15/2054	140	137
NRG Energy, Inc. 2.45%, 12/2/2027 (f)	230	220
Oncor Electric Delivery Co. LLC 5.35%, 4/1/2035 (f)	100	103
Pacific Gas and Electric Co.
2.95%, 3/1/2026	150	149
4.95%, 7/1/2050	300	258
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	154	156
Southern California Edison Co. Series C, 4.13%, 3/1/2048	360	275
Southern Co. (The) Series A, 3.70%, 4/30/2030	300	292
Virginia Electric and Power Co.
4.45%, 2/15/2044	50	44
5.65%, 3/15/2055	150	151
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	165	169
Vistra Operations Co. LLC
6.00%, 4/15/2034 (f)	100	105

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.70%, 12/30/2034 (f)	27	28
Xcel Energy, Inc. 3.40%, 6/1/2030	230	220
		4,268
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	36	36
4.00%, 4/14/2032	280	269
		305
Financial Services — 0.2%
Corebridge Financial, Inc. 4.40%, 4/5/2052	123	101
Fiserv, Inc. 5.35%, 3/15/2031	250	260
Global Payments, Inc. 2.90%, 5/15/2030	230	213
Nationwide Building Society (United Kingdom) (SOFR + 1.65%), 5.54%, 7/14/2036 (f) (g)	200	206
		780
Food Products — 0.1%
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	230	229
Conagra Brands, Inc. 5.40%, 11/1/2048	250	228
General Mills, Inc. 4.88%, 1/30/2030	100	102
J M Smucker Co. (The) 6.50%, 11/15/2053	21	23
JBS USA Holding Lux SARL 5.50%, 1/15/2036 (f)	125	128
		710
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	222	222
Canadian Pacific Railway Co. (Canada) 4.30%, 5/15/2043	210	182
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (f)	61	61
4.40%, 7/1/2027 (f)	210	211
Uber Technologies, Inc.
4.80%, 9/15/2034	25	25
4.80%, 9/15/2035	45	45
		746
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp. 2.65%, 6/1/2030	230	215
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	83	87
		302
Health Care Providers & Services — 0.1%
Cencora, Inc. 5.15%, 2/15/2035	31	32
Cigna Group (The) 5.25%, 1/15/2036	100	101
Humana, Inc. 3.95%, 3/15/2027	50	50
Quest Diagnostics, Inc. 2.95%, 6/30/2030	230	217
		400
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. 5.15%, 4/15/2053	216	195
DOC DR LLC 2.63%, 11/1/2031	44	39

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Healthpeak OP LLC 2.13%, 12/1/2028	23	22
Ventas Realty LP 3.25%, 10/15/2026	120	119
Welltower OP LLC 2.75%, 1/15/2032	230	208
		583
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	140	134
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 6.50%, 10/1/2053	150	167
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	210	212
Insurance — 0.2%
Aon North America, Inc. 5.75%, 3/1/2054	100	101
Athene Global Funding 2.72%, 1/7/2029 (f)	150	142
CNO Global Funding 2.65%, 1/6/2029 (f)	410	388
F&G Global Funding 2.30%, 4/11/2027 (f)	150	145
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (g)	170	169
		945
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.40%, 8/15/2054	40	40
Media — 0.2%
Charter Communications Operating LLC
3.75%, 2/15/2028	81	80
4.80%, 3/1/2050	330	261
Comcast Corp.
2.65%, 2/1/2030	320	300
3.45%, 2/1/2050	200	140
		781
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (f)	300	270
Steel Dynamics, Inc. 3.25%, 1/15/2031	230	217
		487
Multi-Utilities — 0.2%
Ameren Corp. 5.00%, 1/15/2029	140	143
CenterPoint Energy, Inc. 1.45%, 6/1/2026	278	273
DTE Energy Co. 5.20%, 4/1/2030	100	103
NiSource, Inc.
5.25%, 3/30/2028	76	78
4.38%, 5/15/2047	200	168
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	31
Puget Energy, Inc. 2.38%, 6/15/2028	115	109
		905

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	136	126
Kilroy Realty LP 2.65%, 11/15/2033	70	57
		183
Oil, Gas & Consumable Fuels — 0.6%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (f)	34	34
Cheniere Energy Partners LP 5.55%, 10/30/2035 (f)	35	36
Cheniere Energy, Inc. 5.65%, 4/15/2034	100	103
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (f)	36	37
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (f)	100	102
ConocoPhillips Co. 5.50%, 1/15/2055	68	67
Devon Energy Corp. 5.75%, 9/15/2054	73	68
Enbridge, Inc. (Canada) 6.70%, 11/15/2053	200	223
Energy Transfer LP 4.15%, 9/15/2029	220	218
Enterprise Products Operating LLC 5.55%, 2/16/2055	207	205
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (f)	510	509
Kinder Morgan, Inc. 5.20%, 6/1/2033	251	257
MPLX LP 2.65%, 8/15/2030	140	129
NGPL PipeCo LLC 3.25%, 7/15/2031 (f)	183	166
ONEOK, Inc.
4.95%, 10/15/2032	70	70
5.70%, 11/1/2054	100	94
Plains All American Pipeline LP 3.55%, 12/15/2029	230	222
Targa Resources Partners LP 4.00%, 1/15/2032	18	17
Western Midstream Operating LP 5.25%, 2/1/2050 (i)	100	87
Williams Cos., Inc. (The) 2.60%, 3/15/2031	245	222
		2,866
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	12	11
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	322	240
Residential REITs — 0.1%
Essex Portfolio LP 5.50%, 4/1/2034	165	172
Mid-America Apartments LP 4.20%, 6/15/2028	120	120
UDR, Inc. 3.20%, 1/15/2030	230	220
		512
Retail REITs — 0.2%
Brixmor Operating Partnership LP 4.13%, 5/15/2029	210	208
NNN REIT, Inc. 4.60%, 2/15/2031	100	100
Realty Income Corp. 3.25%, 1/15/2031	230	218
Regency Centers LP 3.60%, 2/1/2027	230	229
		755
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc. 3.19%, 11/15/2036 (f)	260	222

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
KLA Corp.
4.65%, 7/15/2032	18	18
4.70%, 2/1/2034	32	32
Marvell Technology, Inc. 5.45%, 7/15/2035	89	92
NXP BV (Netherlands) 2.50%, 5/11/2031	190	171
		535
Software — 0.1%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	23	23
Oracle Corp.
4.80%, 9/26/2032	100	100
4.90%, 2/6/2033	71	72
3.60%, 4/1/2050	300	211
Synopsys, Inc.
5.15%, 4/1/2035	34	34
5.70%, 4/1/2055	100	101
		541
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	162	158
2.90%, 1/15/2030	180	170
Extra Space Storage LP
2.20%, 10/15/2030	210	188
2.35%, 3/15/2032	90	78
		594
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	230	200
Lowe's Cos., Inc. 3.75%, 4/1/2032	190	182
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	230	200
		582
Technology Hardware, Storage & Peripherals — 0.0% ^
Dell International LLC
4.90%, 10/1/2026	17	17
5.25%, 2/1/2028	16	16
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	6	6
		39
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom) 5.35%, 8/15/2032	100	103
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (f)	55	56
Water Utilities — 0.1%
American Water Capital Corp. 5.15%, 3/1/2034	280	289
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/2030	290	284

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
5.05%, 7/15/2033	210	215
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	230	224
		723
Total Corporate Bonds (Cost $35,669)		35,166
Mortgage-Backed Securities — 5.5%
FHLMC Gold Pools, Other Pool # WN1157, 1.80%, 11/1/2028	1,000	936
FHLMC UMBS, 30 Year
Pool # QA7633, 3.00%, 3/1/2050	134	119
Pool # RA5276, 2.50%, 5/1/2051	540	461
Pool # QC3244, 3.00%, 6/1/2051	279	247
Pool # QC7410, 2.50%, 9/1/2051	393	337
Pool # RA5906, 2.50%, 9/1/2051	380	326
Pool # SD0809, 3.00%, 1/1/2052	368	326
Pool # RA6702, 3.00%, 2/1/2052	456	401
Pool # SD4119, 3.00%, 8/1/2052	657	584
Pool # RA7937, 5.00%, 9/1/2052	469	469
Pool # RJ2914, 5.50%, 11/1/2054	467	473
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	492	415
Pool # FS6514, 2.50%, 9/1/2051	424	363
Pool # CB1874, 3.00%, 10/1/2051	447	396
Pool # CB1878, 3.00%, 10/1/2051	267	237
Pool # CB2066, 3.00%, 11/1/2051	449	398
Pool # CB2094, 3.00%, 11/1/2051	1,111	985
Pool # BU1805, 2.50%, 12/1/2051	448	380
Pool # CB2637, 2.50%, 1/1/2052	323	276
Pool # FS0882, 2.50%, 3/1/2052	600	515
Pool # CB3629, 4.00%, 5/1/2052	562	531
Pool # BY4714, 5.00%, 6/1/2053	978	972
Pool # DB1954, 5.00%, 11/1/2054	494	491
FNMA, Other
Pool # BS8224, 4.10%, 5/1/2028	550	551
Pool # BL0907, 3.88%, 12/1/2028	600	595
Pool # BS8252, 4.36%, 4/1/2030	486	490
Pool # BS8846, 4.09%, 7/1/2030	500	498
Pool # BS3634, 1.77%, 11/1/2031	600	521
Pool # BS4525, 1.94%, 1/1/2032	600	524
Pool # BS4030, 1.96%, 1/1/2032	988	869
Pool # BS4563, 2.01%, 1/1/2032	600	528
Pool # BZ2889, 4.37%, 1/1/2032	496	497
Pool # BM7037, 1.75%, 3/1/2032 (j)	846	735
Pool # BS5117, 2.58%, 3/1/2032	399	363
Pool # BS5193, 2.62%, 4/1/2032	400	362
Pool # BZ3977, 4.42%, 6/1/2032	500	501
Pool # BZ4488, 4.42%, 8/1/2032	515	515

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ4871, 4.23%, 10/1/2032 (k)	255	252
Pool # BS2933, 1.82%, 9/1/2033	500	413
Pool # BS4793, 2.44%, 2/1/2034	560	485
Pool # BS7097, 4.67%, 11/1/2034	1,100	1,112
Pool # BF0669, 4.00%, 6/1/2052	497	478
Pool # BM6734, 4.00%, 8/1/2059	1,546	1,458
Pool # BM7075, 3.00%, 3/1/2061	493	430
Pool # BF0546, 2.50%, 7/1/2061	623	508
Pool # BF0617, 2.50%, 3/1/2062	310	253
Pool # BF0655, 3.50%, 6/1/2062	554	497
Pool # BF0736, 4.00%, 6/1/2063	427	400
GNMA II, 30 Year Pool # MA8148, 3.00%, 7/20/2052	2,999	2,681
Total Mortgage-Backed Securities (Cost $27,512)		27,154
Asset-Backed Securities — 2.0%
Ally Auto Receivables Trust Series 2023-1, Class A3, 5.46%, 5/15/2028	80	81
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	219	209
American Credit Acceptance Receivables Trust
Series 2023-1, Class C, 5.59%, 4/12/2029 (f)	39	39
Series 2024-1, Class D, 5.86%, 5/13/2030 (f)	84	85
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	180	183
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (f)	38	38
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class A, 5.13%, 10/20/2028 (f)	100	102
Series 2024-1A, Class A, 5.36%, 6/20/2030 (f)	100	103
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	31	31
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	144	146
Series 2025-2, Class C, 5.17%, 3/17/2031	119	120
Series 2025-3, Class C, 4.81%, 5/15/2031	70	70
Business Jet Securities LLC Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (f)	103	104
Carmax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 2/16/2027	14	14
Series 2025-2, Class A3, 4.48%, 3/15/2030	87	88
Series 2025-3, Class A3, 4.35%, 7/15/2030	70	71
CarMax Auto Owner Trust
Series 2023-4, Class A3, 6.00%, 7/17/2028	70	71
Series 2024-1, Class A3, 4.92%, 10/16/2028	56	56
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	14	14
Series 2021-P4, Class A4, 1.64%, 12/10/2027	312	309
Series 2025-P3, Class A3, 4.04%, 11/11/2030	170	170
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (f) (j)	198	199
CPS Auto Receivables Trust Series 2023-A, Class C, 5.54%, 4/16/2029 (f)	53	53
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (f)	300	304
Series 2024-2A, Class A, 5.95%, 6/15/2034 (f)	200	204
Series 2025-1A, Class A, 5.02%, 3/15/2035 (f)	160	162

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	55	55
Series 2025-2, Class C, 4.39%, 9/15/2032	100	100
Series 2025-1, Class C, 4.99%, 9/15/2032	50	50
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (f)	79	78
Series 2023-1A, Class C, 5.55%, 10/16/2028 (f)	208	209
Series 2023-2A, Class B, 5.41%, 2/15/2029 (f)	4	4
Exeter Automobile Receivables Trust
Series 2022-2A, Class D, 4.56%, 7/17/2028	158	158
Series 2023-1A, Class D, 6.69%, 6/15/2029	35	36
Series 2024-3A, Class C, 5.70%, 7/16/2029	50	51
Series 2024-1A, Class C, 5.41%, 5/15/2030	102	103
Series 2025-4A, Class C, 4.57%, 6/16/2031	155	155
Series 2025-3A, Class C, 5.09%, 10/15/2031	80	81
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (f)	26	26
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (f)	168	167
Series 2022-SFR1, Class A, 4.15%, 5/19/2039 (f)	111	111
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (f)	350	347
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	43	43
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (f)	66	66
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	75	75
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A3, 5.45%, 6/16/2028	46	46
Series 2024-1, Class A3, 4.85%, 12/18/2028	44	44
Hertz Vehicle Financing LLC Series 2025-3A, Class A, 5.06%, 12/26/2029 (f)	240	244
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (f)	37	37
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	41	41
Hyundai Auto Receivables Trust
Series 2023-B, Class A3, 5.48%, 4/17/2028	60	60
Series 2025-A, Class A3, 4.32%, 10/15/2029	143	144
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (f)	95	96
Lendmark Funding Trust Series 2025-1A, Class A, 4.94%, 9/20/2034 (f)	125	126
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	35	35
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (f)	50	47
Series 2024-1A, Class A, 5.32%, 2/20/2043 (f)	121	123
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	198	201
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (f)	344	347
OneMain Financial Issuance Trust Series 2020-2A, Class B, 2.21%, 9/14/2035 (f)	220	211
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (f)	156	152
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (f)	291	285
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (f)	181	181
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (f)	239	228
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (f)	249	237

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2023-1, Class B, 4.98%, 2/15/2028	4	4
Series 2024-1, Class A3, 5.25%, 4/17/2028	25	25
Series 2023-4, Class B, 5.77%, 12/15/2028	159	161
Series 2023-5, Class B, 6.16%, 12/17/2029	202	206
Series 2024-2, Class C, 5.84%, 6/17/2030	48	49
Series 2024-3, Class C, 5.64%, 8/15/2030	196	200
Series 2025-1, Class C, 5.04%, 3/17/2031	68	69
Series 2025-3, Class C, 4.68%, 9/15/2031	70	70
SFS Auto Receivables Securitization Trust Series 2024-1A, Class A3, 4.95%, 5/21/2029 (f)	24	24
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (f)	33	33
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (f)	38	36
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (f)	103	104
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 4.81%, 5/25/2031 (f) (j)	—	—
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (f)	52	52
Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A, 4.93%, 6/25/2036 (f)	114	117
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	301	287
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (f)	1	1
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (f) (i)	75	75
Western Funding Auto Loan Trust Series 2025-1, Class C, 5.34%, 11/15/2035 (f)	106	107
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (f)	33	33
Series 2024-1A, Class B, 6.56%, 1/20/2038 (f)	171	173
Westlake Automobile Receivables Trust Series 2021-3A, Class D, 2.12%, 1/15/2027 (f)	32	32
World Omni Auto Receivables Trust
Series 2022-B, Class A3, 3.25%, 7/15/2027	52	52
Series 2023-A, Class A3, 4.83%, 5/15/2028	46	46
Series 2023-D, Class A3, 5.79%, 2/15/2029	71	72
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	63	63
Total Asset-Backed Securities (Cost $9,845)		9,917
	SHARES (000)
Exchange-Traded Funds — 1.1%
International Equity — 1.1%
JPMorgan BetaBuilders Japan ETF (c) (Cost $4,216)	78	5,194
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.8%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K145, Class AM, 2.58%, 6/25/2032	880	790
Series K-150, Class A2, 3.71%, 9/25/2032 (j)	879	849
Series KJ44, Class A2, 4.61%, 2/25/2033	500	506
Series K-1515, Class A2, 1.94%, 2/25/2035	800	648
FNMA ACES Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (j)	500	434
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (f)	294	254

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (f)	235	209
Total Commercial Mortgage-Backed Securities (Cost $3,861)		3,690
Collateralized Mortgage Obligations — 0.7%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	254	235
Series 2017-4, Class MT, 3.50%, 6/25/2057	323	294
Series 2022-1, Class MTU, 3.25%, 11/25/2061	312	271
FHLMC, REMIC
Series 3989, Class JW, 3.50%, 1/15/2042	471	450
Series 4995, Class QE, 1.25%, 7/25/2050	558	437
Series 5190, Class EC, 2.00%, 12/25/2051	522	466
Series 5190, Class PH, 2.50%, 2/25/2052	507	468
FNMA, REMIC Series 2015-34, Class AZ, 2.25%, 6/25/2045	883	760
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	1	1
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
Total Collateralized Mortgage Obligations (Cost $3,426)		3,383
Foreign Government Securities — 0.1%
Republic of Colombia 3.25%, 4/22/2032	250	212
United Mexican States 3.77%, 5/24/2061	600	380
Total Foreign Government Securities (Cost $686)		592
Loan Assignments — 0.0% ‡ (g) (l) (m) ^
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.65% (PIK) + 2.00%), 2.00%, 6/30/2026	92	63
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.91% (PIK) + 11.50%), 15.83%, 6/30/2026	3	3
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.65% (PIK) + 2.00%), 2.00%, 6/30/2026	59	13
Total Loan Assignments (Cost $147)		79
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $—)	—	—

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 7.0%
Investment Companies — 7.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (c) (n) (Cost $34,672)	34,665	34,679
Total Investments — 99.7% (Cost $398,778)		490,575
Other Assets in Excess of Liabilities — 0.3%		1,410
NET ASSETS — 100.0%		491,985

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Value is zero.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(e)	The rate shown is the effective yield as of September 30, 2025.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(h)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at September 30, 2025 is $200 or 0.04% of the Fund’s net
assets as of September 30, 2025.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2025.

(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(n)	The rate shown is the current yield as of September 30, 2025.

PORTFOLIO COMPOSITION BY COUNTRY AS OF September 30, 2025	PERCENT OF TOTAL INVESTMENTS
United States	76.5%
France	2.3
Japan	2.1
Germany	1.7
United Kingdom	1.6
Netherlands	1.4
China	1.2
Others (each less than 1.0%)	6.1
Short-Term Investments	7.1
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	155	12/08/2025	EUR	21,808	58
Australia 10 Year Bond	196	12/15/2025	AUD	14,701	(28)
Canada 10 Year Bond	94	12/18/2025	CAD	8,265	165
EURO STOXX 50 Index	16	12/19/2025	EUR	1,044	26
FTSE 100 Index	42	12/19/2025	GBP	5,314	34
MSCI EAFE Index	78	12/19/2025	USD	10,864	43
S&P 500 E-Mini Index	154	12/19/2025	USD	51,883	689
S&P E-Mini Communication Services Index	35	12/19/2025	USD	5,460	71
U.S. Treasury 10 Year Note	273	12/19/2025	USD	30,708	151
U.S. Treasury 10 Year Ultra Note	46	12/19/2025	USD	5,294	63
XAF Financial Index	60	12/19/2025	USD	10,043	27
XAK Technology Equity Index	21	12/19/2025	USD	6,020	226
XAU Utilities Index	58	12/19/2025	USD	5,144	135
Long Gilt	54	12/29/2025	GBP	6,597	25
U.S. Treasury 2 Year Note	14	12/31/2025	USD	2,917	1
U.S. Treasury 5 Year Note	181	12/31/2025	USD	19,763	36
					1,722

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Japan 10 Year Bond	(25)	12/15/2025	JPY	(22,952)	179
S&P/TSX 60 Index	(10)	12/18/2025	CAD	(2,548)	(48)
SPI 200 Index	(18)	12/18/2025	AUD	(2,641)	(1)
DJ US Real Estate Index	(125)	12/19/2025	USD	(4,629)	49
MSCI Emerging Markets Index	(144)	12/19/2025	USD	(9,791)	(171)
Russell 2000 E-Mini Index	(131)	12/19/2025	USD	(16,086)	(96)
U.S. Treasury Ultra Bond	(86)	12/19/2025	USD	(10,333)	(272)
XAB Materials Equity Index	(49)	12/19/2025	USD	(4,693)	145
XAP Consumer Staples Index	(60)	12/19/2025	USD	(4,783)	90
					(125)
					1,597

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	2,804	EUR	1,567	Citibank, NA	10/22/2025	14
AUD	1,367	EUR	766	Goldman Sachs International	10/22/2025	4
AUD	13,067	USD	8,572	Citibank, NA	10/22/2025	78
AUD	2,787	USD	1,824	Morgan Stanley	10/22/2025	20
BRL	24,441	USD	4,490	HSBC Bank (Hong Kong)**	10/22/2025	79
CHF	2,161	CAD	3,782	Citibank, NA	10/22/2025	2
CNY	6,430	USD	906	BNP Paribas**	10/22/2025	— (a)
CNY	12,773	USD	1,798	Goldman Sachs International**	10/22/2025	1
CZK	18,643	USD	898	Citibank, NA	10/22/2025	1
EUR	2,208	CHF	2,056	Citibank, NA	10/22/2025	6
EUR	781	USD	913	BNP Paribas	10/22/2025	5
EUR	13,754	USD	16,153	Morgan Stanley	10/22/2025	15
GBP	649	CAD	1,213	BNP Paribas	10/22/2025	1
GBP	1,869	JPY	370,506	Citibank, NA	10/22/2025	3
GBP	1,497	NZD	3,405	HSBC Bank, NA	10/22/2025	38
HUF	306,738	EUR	776	Barclays Bank plc	10/22/2025	10
HUF	305,221	USD	916	BNP Paribas	10/22/2025	2
HUF	297,922	USD	889	Merrill Lynch International	10/22/2025	6
IDR	14,560,560	USD	868	Goldman Sachs International**	10/22/2025	5
ILS	3,038	USD	911	Citibank, NA	10/22/2025	6
JPY	144,026	AUD	1,471	HSBC Bank, NA	10/22/2025	3
JPY	130,667	CHF	699	Goldman Sachs International	10/22/2025	5
JPY	325,213	USD	2,181	Morgan Stanley	10/22/2025	23
NOK	35,485	SEK	33,313	Citibank, NA	10/22/2025	13
NZD	3,179	EUR	1,567	Citibank, NA	10/22/2025	2
PLN	3,252	USD	894	BNP Paribas	10/22/2025	1
SEK	17,667	CHF	1,492	Barclays Bank plc	10/22/2025	— (a)
TRY	113,271	USD	2,650	Goldman Sachs International	10/22/2025	28
USD	957	BRL	5,115	Goldman Sachs International**	10/22/2025	1
USD	2,527	CHF	2,000	Citibank, NA	10/22/2025	9
USD	893	CHF	703	Goldman Sachs International	10/22/2025	9
USD	909	CLP	867,630	Citibank, NA**	10/22/2025	6
USD	916	CNY	6,497	BNP Paribas**	10/22/2025	1
USD	837	COP	3,285,803	Goldman Sachs International**	10/22/2025	1
USD	2,803	COP	10,994,697	HSBC Bank (Hong Kong)**	10/22/2025	6
USD	670	EUR	570	Barclays Bank plc	10/22/2025	— (a)
USD	1,856	EUR	1,565	Goldman Sachs International	10/22/2025	16
USD	2,019	GBP	1,491	BNP Paribas	10/22/2025	13
USD	1,835	GBP	1,343	Citibank, NA	10/22/2025	28
USD	887	IDR	14,560,560	HSBC Bank (Hong Kong)**	10/22/2025	14
USD	8,909	JPY	1,310,925	Morgan Stanley	10/22/2025	25
USD	2,703	KRW	3,773,152	Goldman Sachs International**	10/22/2025	14
USD	693	NZD	1,162	Barclays Bank plc	10/22/2025	19
USD	1,842	NZD	3,079	Citibank, NA	10/22/2025	56
USD	1,681	PHP	96,973	Goldman Sachs International**	10/22/2025	20
USD	926	RON	4,005	BNP Paribas	10/22/2025	2
USD	2,733	RON	11,849	Goldman Sachs International	10/22/2025	— (a)
USD	529	SEK	4,948	Citibank, NA	10/22/2025	3
USD	21,291	SEK	198,720	Goldman Sachs International	10/22/2025	154
USD	906	THB	28,761	Goldman Sachs International	10/22/2025	17
USD	931	THB	29,484	Merrill Lynch International	10/22/2025	20
ZAR	31,720	USD	1,819	HSBC Bank, NA	10/22/2025	16
ZAR	15,976	USD	916	Standard Chartered Bank	10/22/2025	8
USD	952	INR	84,017	Citigroup Global Markets Holdings, Inc.**	10/24/2025	7
CHF	6	USD	8	Barclays Bank plc	10/29/2025	— (a)
CHF	33	USD	42	Morgan Stanley	10/29/2025	— (a)
DKK	443	USD	69	Goldman Sachs International	10/29/2025	1
DKK	2,085	USD	322	Morgan Stanley	10/29/2025	7

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	97	USD	113	Barclays Bank plc	10/29/2025	1
EUR	82	USD	96	Citibank, NA	10/29/2025	1
EUR	203	USD	236	HSBC Bank, NA	10/29/2025	3
EUR	425	USD	500	Morgan Stanley	10/29/2025	— (a)
GBP	99	USD	131	Barclays Bank plc	10/29/2025	2
JPY	32,682	USD	220	Barclays Bank plc	10/29/2025	1
NOK	1,513	USD	150	Citibank, NA	10/29/2025	2
SEK	54	USD	6	Barclays Bank plc	10/29/2025	— (a)
SEK	397	USD	42	Citibank, NA	10/29/2025	1
SEK	918	USD	95	HSBC Bank, NA	10/29/2025	2
SEK	95	USD	10	Morgan Stanley	10/29/2025	— (a)
SGD	38	USD	30	Goldman Sachs International	10/29/2025	— (a)
USD	397	DKK	2,505	HSBC Bank, NA	10/29/2025	3
USD	131	DKK	826	Morgan Stanley	10/29/2025	— (a)
USD	1,061	EUR	896	BNP Paribas	10/29/2025	7
USD	127	EUR	107	Citibank, NA	10/29/2025	1
USD	40	EUR	34	HSBC Bank, NA	10/29/2025	— (a)
USD	128	EUR	108	Morgan Stanley	10/29/2025	—
USD	62	GBP	46	HSBC Bank, NA	10/29/2025	— (a)
USD	286	GBP	213	Morgan Stanley	10/29/2025	2
USD	280	JPY	40,829	Barclays Bank plc	10/29/2025	3
USD	17	JPY	2,544	BNP Paribas	10/29/2025	— (a)
USD	212	JPY	31,117	Goldman Sachs International	10/29/2025	1
USD	224	JPY	32,688	HSBC Bank, NA	10/29/2025	1
USD	201	JPY	29,309	Morgan Stanley	10/29/2025	2
USD	332	SEK	3,090	HSBC Bank, NA	10/29/2025	3
USD	143	SGD	181	Barclays Bank plc	10/29/2025	2
USD	24	SGD	30	Goldman Sachs International	10/29/2025	— (a)
HKD	3,623	USD	466	Goldman Sachs International	10/30/2025	— (a)
HKD	3,489	USD	448	HSBC Bank, NA	10/30/2025	— (a)
HKD	1,097	USD	141	Morgan Stanley	10/30/2025	— (a)
Total unrealized appreciation						882
AUD	5,499	USD	3,657	Citibank, NA	10/22/2025	(17)
AUD	8,347	USD	5,551	Goldman Sachs International	10/22/2025	(26)
BRL	4,871	USD	913	Citigroup Global Markets Holdings, Inc.**	10/22/2025	(2)
CAD	6,652	EUR	4,094	Citibank, NA	10/22/2025	(28)
CAD	2,724	EUR	1,677	HSBC Bank, NA	10/22/2025	(12)
CAD	13,731	USD	9,926	BNP Paribas	10/22/2025	(50)
CAD	1,261	USD	914	Citibank, NA	10/22/2025	(7)
CAD	3,229	USD	2,337	Morgan Stanley	10/22/2025	(14)
COP	3,573,510	USD	912	Goldman Sachs International**	10/22/2025	(3)
CZK	18,998	USD	925	BNP Paribas	10/22/2025	(8)
GBP	1,347	CHF	1,452	Goldman Sachs International	10/22/2025	(17)
GBP	743	USD	1,000	BNP Paribas	10/22/2025	— (a)
GBP	2,685	USD	3,643	Citibank, NA	10/22/2025	(31)
GBP	5,300	USD	7,177	State Street Corp.	10/22/2025	(49)
JPY	137,651	CHF	742	Merrill Lynch International	10/22/2025	(1)
JPY	266,622	USD	1,811	BNP Paribas	10/22/2025	(4)
JPY	524,769	USD	3,561	HSBC Bank, NA	10/22/2025	(4)
KRW	2,501,130	USD	1,802	BNP Paribas**	10/22/2025	(19)
KRW	2,553,319	USD	1,847	Goldman Sachs International**	10/22/2025	(27)
NOK	110,018	USD	11,109	Citibank, NA	10/22/2025	(83)
NZD	1,542	EUR	765	BNP Paribas	10/22/2025	(5)
NZD	10,701	USD	6,377	BNP Paribas	10/22/2025	(168)
NZD	4,577	USD	2,711	Citibank, NA	10/22/2025	(57)
NZD	5,840	USD	3,456	Goldman Sachs International	10/22/2025	(68)
NZD	3,067	USD	1,827	Morgan Stanley	10/22/2025	(48)
PHP	254,983	USD	4,453	Citibank, NA**	10/22/2025	(85)
SEK	8,619	CHF	731	Morgan Stanley	10/22/2025	(4)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
SEK	8,658	EUR	784	Citibank, NA	10/22/2025	— (a)
SEK	8,786	EUR	801	Goldman Sachs International	10/22/2025	(7)
SEK	16,928	USD	1,817	Morgan Stanley	10/22/2025	(16)
THB	29,334	USD	912	BNP Paribas	10/22/2025	(6)
TWD	82,760	USD	2,739	BNP Paribas**	10/22/2025	(19)
TWD	84,004	USD	2,778	Citibank, NA**	10/22/2025	(17)
USD	1,834	AUD	2,781	Citibank, NA	10/22/2025	(8)
USD	1,825	AUD	2,782	Morgan Stanley	10/22/2025	(16)
USD	876	BRL	4,758	Goldman Sachs International**	10/22/2025	(13)
USD	19,730	CHF	15,670	Morgan Stanley	10/22/2025	(5)
USD	1,813	CZK	37,641	BNP Paribas	10/22/2025	(3)
USD	1,830	GBP	1,363	Morgan Stanley	10/22/2025	(4)
USD	1,804	HUF	604,659	Morgan Stanley	10/22/2025	(14)
USD	912	IDR	15,273,724	Citigroup Global Markets Holdings, Inc.**	10/22/2025	(3)
USD	908	ILS	3,038	BNP Paribas	10/22/2025	(10)
USD	886	MXN	16,452	Barclays Bank plc	10/22/2025	(11)
USD	3,677	MXN	68,275	Goldman Sachs International	10/22/2025	(43)
USD	9,732	NOK	97,567	Citibank, NA	10/22/2025	(46)
USD	894	PLN	3,252	Goldman Sachs International	10/22/2025	— (a)
INR	646,950	USD	7,313	Citibank, NA**	10/24/2025	(41)
AUD	2,075	USD	1,376	HSBC Bank, NA	10/29/2025	(2)
CAD	3,570	USD	2,635	HSBC Bank, NA	10/29/2025	(66)
CHF	1,222	USD	1,557	Morgan Stanley	10/29/2025	(16)
EUR	188	USD	221	Barclays Bank plc	10/29/2025	(1)
EUR	101	USD	120	Citibank, NA	10/29/2025	— (a)
EUR	42	USD	49	HSBC Bank, NA	10/29/2025	— (a)
EUR	267	USD	315	Morgan Stanley	10/29/2025	(1)
GBP	6	USD	7	Citibank, NA	10/29/2025	— (a)
GBP	1,700	USD	2,306	HSBC Bank, NA	10/29/2025	(19)
JPY	47,801	USD	330	Citibank, NA	10/29/2025	(5)
JPY	30,416	USD	209	HSBC Bank, NA	10/29/2025	(3)
JPY	54,949	USD	375	Morgan Stanley	10/29/2025	(2)
SGD	81	USD	63	HSBC Bank, NA	10/29/2025	— (a)
SGD	92	USD	72	Morgan Stanley	10/29/2025	— (a)
USD	4	DKK	24	Royal Bank of Canada	10/29/2025	— (a)
USD	571	EUR	491	HSBC Bank, NA	10/29/2025	(7)
USD	330	EUR	283	Morgan Stanley	10/29/2025	(3)
USD	40	GBP	30	Barclays Bank plc	10/29/2025	— (a)
USD	99	GBP	74	HSBC Bank, NA	10/29/2025	— (a)
USD	118	GBP	89	Morgan Stanley	10/29/2025	(1)
USD	4	JPY	658	Barclays Bank plc	10/29/2025	— (a)
USD	12	JPY	1,701	Morgan Stanley	10/29/2025	— (a)
USD	913	SEK	8,633	Barclays Bank plc	10/29/2025	(6)
USD	61	SEK	584	Citibank, NA	10/29/2025	(1)
USD	269	SEK	2,553	HSBC Bank, NA	10/29/2025	(3)
USD	50	SEK	477	Morgan Stanley	10/29/2025	(1)
HKD	40	USD	5	Morgan Stanley	10/30/2025	— (a)
USD	87	HKD	676	Goldman Sachs International	10/30/2025	— (a)
USD	1,952	HKD	15,210	Morgan Stanley	10/30/2025	(4)
Total unrealized depreciation						(1,260)
Net unrealized depreciation						(378)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$9,813	$104	$9,917
Collateralized Mortgage Obligations	—	3,383	—	3,383
Commercial Mortgage-Backed Securities	—	3,690	—	3,690
Common Stocks
Aerospace & Defense	2,505	4,127	—	6,632
Air Freight & Logistics	175	—	—	175
Automobile Components	390	1,304	—	1,694
Automobiles	2,482	404	—	2,886
Banks	10,520	9,080	— (a)	19,600
Beverages	1,913	1,554	—	3,467
Biotechnology	4,165	259	—	4,424
Broadline Retail	8,114	1,736	— (b)	9,850
Building Products	3,276	—	—	3,276
Capital Markets	7,760	4,797	—	12,557
Chemicals	1,758	1,867	—	3,625
Commercial Services & Supplies	636	458	—	1,094
Communications Equipment	263	—	—	263
Construction & Engineering	1,300	—	—	1,300
Construction Materials	1,214	—	—	1,214
Consumer Finance	2,455	—	—	2,455
Consumer Staples Distribution & Retail	1,421	—	—	1,421
Containers & Packaging	703	—	—	703
Diversified Consumer Services	345	—	—	345
Diversified Telecommunication Services	784	1,407	—	2,191
Electric Utilities	4,548	149	—	4,697
Electrical Equipment	2,598	1,002	—	3,600
Electronic Equipment, Instruments & Components	860	1,044	—	1,904
Energy Equipment & Services	2,850	180	—	3,030
Entertainment	4,357	—	—	4,357
Financial Services	4,760	—	—	4,760
Food Products	880	1,001	—	1,881
Ground Transportation	908	—	—	908
Health Care Equipment & Supplies	3,036	664	—	3,700
Health Care Providers & Services	3,152	—	— (a)	3,152
Hotel & Resort REITs	327	—	—	327
Hotels, Restaurants & Leisure	7,373	577	—	7,950
Household Durables	265	2,481	—	2,746
Household Products	148	—	—	148
Independent Power and Renewable Electricity Producers	234	—	—	234
Industrial Conglomerates	700	2,144	—	2,844
Industrial REITs	476	—	—	476
Insurance	4,278	2,577	—	6,855

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$9,700	$3,272	$—	$12,972
IT Services	702	104	—	806
Leisure Products	266	188	—	454
Life Sciences Tools & Services	1,025	651	—	1,676
Machinery	1,580	4,757	—	6,337
Media	174	—	—	174
Metals & Mining	—	224	— (b)	224
Multi-Utilities	775	1,262	—	2,037
Oil, Gas & Consumable Fuels	3,985	2,218	— (a)	6,203
Passenger Airlines	86	49	—	135
Personal Care Products	—	536	—	536
Pharmaceuticals	4,704	3,919	—	8,623
Professional Services	572	1,252	—	1,824
Real Estate Management & Development	474	618	—	1,092
Residential REITs	300	—	—	300
Retail REITs	169	—	—	169
Semiconductors & Semiconductor Equipment	20,676	6,775	—	27,451
Software	17,380	272	—	17,652
Specialized REITs	1,668	—	—	1,668
Specialty Retail	5,388	—	—	5,388
Technology Hardware, Storage & Peripherals	8,496	172	—	8,668
Textiles, Apparel & Luxury Goods	157	1,439	—	1,596
Tobacco	290	—	—	290
Trading Companies & Distributors	516	546	—	1,062
Total Common Stocks	173,012	67,066	— (b)	240,078
Corporate Bonds	—	35,166	—	35,166
Exchange-Traded Funds	5,194	—	—	5,194
Foreign Government Securities	—	592	—	592
Investment Companies	77,573	—	—	77,573
Loan Assignments	—	—	79	79
Mortgage-Backed Securities	—	27,154	—	27,154
Rights	—	—	— (b)	— (b)
U.S. Treasury Obligations	—	53,070	—	53,070
Short-Term Investments
Investment Companies	34,679	—	—	34,679
Total Investments in Securities	$290,458	$199,934	$183	$490,575
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$882	$—	$882
Futures Contracts	2,213	—	—	2,213
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,260)	$—	$(1,260)
Futures Contracts	(588)	(28)	—	(616)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,625	$(406)	$—	$1,219

(a)	Value is zero.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(b)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$4,838	$—	$—	$—	$356	$5,194	78	$—	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	27,435	287	—	—	267	27,989	2,681	287	—
JPMorgan High Yield Fund Class R6 Shares (a)	14,032	233	—	—	86	14,351	2,178	233	—
JPMorgan Income Fund Class R6 Shares (a)	25,120	376	—	—	59	25,555	2,968	377	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	9,659	40	603	(7)	589	9,678	445	40	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.20% (a) (b)	25,253	45,694	36,274	1	5	34,679	34,665	330	—
Total	$106,337	$46,630	$36,877	$(6)	$1,362	$117,446		$1,267	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.
C. Derivatives— The Fund used derivative instruments including futures contracts and forward foreign currency contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.